Material Related Party Transactions - Schedule of Balances with Related Parties (Details) - USD ($)		Jun. 30, 2026	Dec. 31, 2025
Guangzhou Tiancheng Capital Management Group Co., Ltd. [Member]
Related Party Transaction [Line Items]
Due from related parties	[1]	$ 73,690	$ 71,499
Infinity worldwide holding ltd [Member]
Related Party Transaction [Line Items]
Due from related parties	[1]	120,674	120,674
Related Party [Member]
Related Party Transaction [Line Items]
Total due to related parties	[1]	$ 194,364	$ 192,173

[1]	The above balances are due on demand, interest-free and unsecured. The Company used the funds for its operations.